General Information	3 Months Ended
Sep. 30, 2023
General Information [Abstract]
General information

Note 1. General information

Moolec Science SA (“the Company’’, “the Group” or “Moolec Science’’) is a public limited liability company (société anonyme) incorporated under the laws of the Grand Duchy of Luxembourg on May 23, 2022 (“date of incorporation”), created to develop affordable alternative proteins using molecular farming technology. The Company is registered with the Luxembourg Trade and Companies’ Register (Registre de Commerce et des Sociétés, Luxembourg) under number B268440. Its registered address is 17, Boulevard F.W. Raiffeisen, L-2411 Luxembourg, Grand Duchy of Luxembourg.

The subsidiaries and joint arrangements of the Company, of which their financial results have been included in the interim condensed consolidated Financial Statements, and in which the Company holds a majority of the voting rights or shares joint control as of September 30, 2023 are as follows:

Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of September 30, 2023
Moolec Science Limited (i)	Investment in subsidiaries	United Kingdom	100%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100%
ValoraSoy S.A. (ii)	Investment in subsidiaries	Argentina	100%
AG Biomolecules LLC (DE)	Investment in subsidiaries	USA	100%
Microo Foods Ingredients S.L. (iii)	Investment in joint arrangements	Spain	50%

(i)	Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.

(ii)	Incorporated through the acquisition on April 24, 2023.

(iii)	During December 2022, the Company agreed to participate in a joint arrangement with the 50% of participation of the newly created company named Microo Food Ingredients Sociedad Limitada.

Introductory note

On December 30, 2022, the Company consummated the previously announced business combination by and among LightJump Acquisition Corporation (“LightJump” or “SPAC”, a Delaware corporation), Moolec Science Limited (“Moolec” or “Moolec Science Limited”, a private limited company incorporated under the laws of England and Wales), the Company, and Moolec Acquisition, Inc. (“Merger Sub”, a Delaware corporation) (referred together with Moolec Science SA as “the Group”). As a result of the business combination, Moolec and SPAC had become direct wholly-owned subsidiaries of the Company and Moolec shareholders and SPAC shareholders became holders of issued Company Ordinary Shares of Moolec Science SA.

Negative working capital

As of September 30, 2023, the Group has a negative working capital of $9,316,239 generated mainly by reorganization expenses pending to be paid as well as account payables and financial debt balances that are higher than the account receivables. However, as part of the continuous efforts of management to strengthen the financial situation of the Group, as of October 15, 2023, Moolec Science has entered into an agreement to issue a convertible note due 2026 to Grupo Insud (“Insud”). As a consequence of the cash inflow related to the convertible note, the Group concludes it will, for the next 12 months from the issuance of these unaudited interim condensed consolidated financial statements, be able to realize its assets and discharge its liabilities in the normal course of operations. See note 23: Events after the reporting period.